Share-Based Compensation - Summary of Number of Securities to be Issued, Weighted Average Exercise Price and Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Detail) - $ / shares
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average exercise price of outstanding options, warrants and rights	$ 1.04	$ 0